CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY - USD ($)	Class A share capital	Class B share capital	Warrants	Contributed surplus	Foreign exchange translation reserve	Accumulated deficit	Total
Beginning balance at Dec. 31, 2018	$ 151,588	$ 51,093,434	$ 3,341,826	$ 3,744,423		$ (19,939,575)	$ 38,391,696
Beginning balance (shares) at Dec. 31, 2018	72	6,843,780	546,212
Shares issued		$ 8,681,103	$ 0				8,681,103
Shares issued (shares)		408,651	0
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc.		$ 12,361,657	$ 1,420,407	1,931,384			15,713,448
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc. (shares)		510,940	67,598
Share options exercised				12,082,930			12,082,930
Share based payments		$ 1,340,929		(789,794)			551,135
Share-based payments (shares)		130,189
Warrants exercised		$ 109,214	$ (37,753)				71,461
Warrants exercised (shares)		12,167	(12,167)
Warrants expired			$ (402,491)	(402,491)
Warrants expired (shares)			(134,192)
Comprehensive loss for the year					$ (84,776)	(39,129,520)	(39,214,296)
Ending balance at Dec. 31, 2019	$ 151,588	$ 73,586,337	$ 4,321,989	17,371,434	(84,776)	(59,069,095)	36,277,477
Ending balance (shares) at Dec. 31, 2019	72	7,905,727	467,451
Shares issued		$ 22,242,975	$ 1,110,904	(1,302,076)			22,051,803
Shares issued (shares)		8,925,942	6,335,758
Share options exercised		$ 563,747		(504,185)			59,562
Share options exercised (shares)		22,382
Share based payments		$ 6,663,479		2,763,482			9,426,961
Share-based payments (shares)		2,307,569
Warrants expired			$ (463,935)	(463,935)
Warrants expired (shares)			(54,100)
Comprehensive loss for the year					292,573	(31,799,793)	(31,507,220)
Ending balance at Dec. 31, 2020	$ 151,588	$ 103,056,538	$ 4,968,958	18,792,590	207,797	(90,868,888)	36,308,583
Ending balance (shares) at Dec. 31, 2020	72	19,161,620	6,749,109
Shares issued		$ 38,341,407					38,341,407
Shares issued (shares)		15,480,462
Share based payments		$ 3,751,412	$ 98,513	3,594,006			7,443,931
Share-based payments (shares)		1,462,558	100,000
Lucid acquisition		$ 7,023,732	$ 70,563	196,436			7,290,731
Lucid acquisition (shares)		4,502,392	112,162
Share cancelation (shares)		(156,278)
Warrants expired			$ (617)	(617)
Warrants expired (shares)			(4,476)
Comprehensive loss for the year					31,815	(35,285,429)	(35,253,614)
Ending balance at Dec. 31, 2021	$ 151,588	$ 152,173,089	$ 5,137,417	$ 22,583,649	$ 239,612	$ (126,154,317)	$ 54,131,038
Ending balance (shares) at Dec. 31, 2021	72	40,450,754	6,956,795